Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit	$ (9,342,111)	$ 7,459,539
Short term investments	834,303	1,180,772
Promotional expense			$ 37,753
Advertising expense		$ 78,894
Estimated useful life	3 years
Going Concern and Management’s Plan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit	$ 9,342,111